Inventories and Contracts in Progress	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories and Contracts in Progress
INVENTORIES & CONTRACTS IN PROGRESS

(dollars in millions)	2016	2015
Raw materials	$2,040	$2,037
Work-in-process	2,787	2,422
Finished goods	3,305	3,183
Contracts in progress	9,395	8,668
	17,527	16,310
Less:
Progress payments, secured by lien, on U.S. Government contracts	(130)	(239)
Billings on contracts in progress	(8,693)	(7,936)
	$8,704	$8,135

Raw materials, work-in-process and finished goods are net of valuation reserves of $877 million and $760 million as of December 31, 2016 and 2015, respectively. Contracts in progress principally relate to elevator and escalator contracts and include costs of manufactured components, accumulated installation costs and estimated earnings on incomplete contracts.
Inventories also include capitalized contract development costs related to certain aerospace programs at UTC Aerospace Systems. As of December 31, 2016 and 2015, these capitalized costs were $140 million and $152 million, respectively, which are being liquidated as production units are delivered to the customer. In addition, within commercial aerospace, inventory costs attributable to new engine offerings are recognized based on the average cost per unit expected over the life of each contract using the units-of-delivery method of percentage of completion accounting. Under this method, costs of initial engine deliveries in excess of the projected contract per unit average cost are capitalized, and these capitalized amounts are subsequently expensed as additional engine deliveries occur for engines with costs below the projected contract per unit average cost over the life of the contract. As of December 31, 2016 and 2015, inventories included $233 million and $13 million, respectively, of such capitalized amounts.
Our sales contracts in many cases are long-term contracts expected to be performed over periods exceeding twelve months. At December 31, 2016 and 2015, approximately 68% and 67% respectively, of total inventories and contracts in progress have been acquired or manufactured under such long-term contracts, with approximately 41% scheduled for delivery within the succeeding twelve months for both 2016 and 2015.